Events After the Reporting Date	12 Months Ended
Jan. 31, 2024
Events After the Reporting Date
Events After the Reporting Date

23. Events After the Reporting Date

(a)

Subsequent to January 31, 2024, the Company issued convertible debentures convertible at the option of the holder into units of the Company, consisting of one common share and one share purchase warrant. Terms of the convertible debenture are as follows:

Issuance dates	February 29, 2024	March 28, 2024	April 2, 2024	April 30, 2024
Maturity dates	February 28, 2026	March 27, 2026	April 1, 2026	April 29, 2026
Amounts	$65,000	$780,000	$368,000	$30,000
Interest rate	10%	10%	10%	10%
Conversion price	$0.10	$0.10	$0.10	$0.10
Exercise price of warrants	$0.10	$0.10	$0.10	$0.10
Expiry dates of warrants	August 31, 2026	September 27, 2026	October 1, 2026	October 29, 2026

$100,000 of the convertible debentures issued on March 28, 2024 was to the Company’s Chief Executive Officer.

(b)	In March 2024, the Company resolved a claim in the Provincial Court of B.C. (Small Claims Court) pursuant to which it issued 218,750 common shares valued at $19,688.

(c)

In May 2024, $100,000 of convertible debentures issued in December 2023 (Note 7(b)) plus accrued interest of $3,534 were converted, pursuant to which the Company issued 1,035,342 common shares and 1,035,342 share purchase warrants.

(d)

In April 2024, MedMelior granted 2,200,000 stock options with exercise price of $0.10 and expiry of October 24, 2025. 1,800,000 of these stock options were granted to officers and directors of the Company.

(e)	In April 2024, $107,904 of outstanding advisory fees to directors were forgiven.

(f)	In May 2024, the Company received subscription proceeds totaling $225,000.

(g)	On May 28, 2024, 23,316,250 warrants of the Company with exercise price of $0.50 expired unexercised. On the same date, 2,015,625 compensation options of the Company expired unexercised.